Offerings - Offering: 1	Feb. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2015 Employee Stock Purchase Plan Common Stock, $0.001 par value per share
Amount Registered | shares	637,122
Proposed Maximum Offering Price per Unit	87.46
Maximum Aggregate Offering Price	$ 55,722,690.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,531.14
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of common stock that may from time to time be offered or issued under the above-named plan to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Select Market on February 10, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2015 Employee Stock Purchase Plan.